UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 22040

MLP & Strategic Equity Fund Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments

Portfolio of Investments (Unaudited)

MLP & Strategic Equity Fund, Inc. (MTP)

July 31, 2011

Shares/Units	Description (1)	Value

	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 109.8%

	Energy Equipment & Services – 1.0%

103,341	Exterran Partners, LP	$2,449,182
	Gas Utilities – 0.9%

53,406	Suburban Propane Partners LP	2,374,965
	Oil, Gas & Consumable Fuels – 107.9%

55,446	Alliance Resource Partner LP	4,258,807

35,200	American Midstream Partners LP	734,976

384,804	Boardwalk Pipline Partners LP	10,951,522

118,913	Buckeye Partners LP	7,484,384

126,000	Buckeye Partners LP, Class B Shares (2)	7,131,004

103,120	Chesapeake Midstream Partners LP	2,848,174

125,800	Copano Energy LLC	4,130,014

97,461	Crestwood Midstream Partners LP	2,544,707

124,197	Crestwood Midstream Partners LP, Class C Shares, (2), (3)	2,808,401

231,882	DCP Midstream Partners LP	9,534,988

96,170	Duncan Energy Partners LP	4,024,715

341,100	El Paso Pipeline Partners LP	11,999,898

277,991	Enbridge Energy Management LLC, (2)	8,284,132

168,838	Enbridge Energy Partners LP	4,980,721

274,832	Energy Transfer Equity LP	11,358,807

23,373	Energy Transfer Partners LP	1,096,661

285,758	Enterprise Products Partners LP	11,884,675

78,865	EV Energy Partners LP	5,550,519

154,764	Genesis Energy LP	4,005,292

52,970	Holly Energy Partneres LP	2,829,657

182,706	Inergy LP	5,777,164

200,640	Kinder Morgan Management LLC, (2)	12,291,222

217,948	Magellan Midstream Partners LP	12,863,291

159,862	Natural Resource Partners LP	5,002,082

26,150	NGL Energy Partners LP	523,000

4,150	Niska Gas Storage Partneres LLC	67,063

90,649	NuStar Energy LP	5,711,793

118,500	NuStar GP Holdings LLC	4,326,435

30,600	Oiltanking Partners LP	730,116

299,586	ONEOK Partners LP	12,732,405

31,100	Oxford Resource Partners LP	623,866

215,700	PAA Natural Gas Storage LP	4,695,789

141,238	Pioneer Southwest Energy Partners LP	4,357,192

223,149	Plains All American Pipeline LP	13,875,405

375,000	Regency Energy Partners LP, Subordinate Units	9,536,250

428,813	Regency Energy Partners LP	10,904,715

227,226	Spectra Energy Partners, LP	6,757,701

79,470	Sunoco Logistics Partners LP	6,816,142

216,000	Targa Resources Partners LP	7,436,880

276,674	TC Pipelines LP	12,300,926

88,663	Teekay LNG Partners LP	3,238,859

Nuveen Investments	1

Portfolio of Investments (Unaudited)

MLP & Strategic Equity Fund, Inc. (MTP) (continued)

July 31, 2011

Shares/Units	Description	Value

	Oil, Gas & Consumable Fuels (continued)

34,676	TransMontaigne Partners LP	$1,208,459

207,520	Western Gas Partners LP	7,265,275

245,822	Williams Partners LP	13,716,868
	Total Oil, Gas & Consumable Fuels	281,200,952
	Total Investments (cost $184,485,293) – 109.8%	286,025,099
	Other Assets Less Liabilities – (9.8)%	(25,450,618)
	Net Assets – 100%	$260,574,481

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Master Limited Partnerships & MLP Affiliates	$273,680,448	$9,536,250	$2,808,401	$286,025,099

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Master Limited Partnership & MLP Affiliates
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(191,600)
Purchases at cost	3,053,878
Sales at proceeds	(53,877)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$2,808,401

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

At July 31, 2011, the cost of investments was $182,828,089.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$103,197,010
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$103,197,010

2	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; represents a pay-in-kind security which may pay dividends in additional units.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

Nuveen Investments	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.

By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: September 29, 2011

By:	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: September 29, 2011